Finance Income and Costs - Details of Impairment Losses for Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 30,064	₩ 37,547	₩ 59,184
Accounts receivable - trade [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	27,053	31,546	48,625
Other receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 3,011	₩ 6,001	₩ 10,559